SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency exchange rate risk (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Appreciation of foreign currency (as a percent)		1.30%
Depreciation of foreign currency (as a percent)	6.50%